CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Tables)	12 Months Ended
Dec. 31, 2025
Condensed Financial Information Disclosure [Abstract]
SCHEDULE OF CONDENSED FINANCIAL INFORMATION

The following is the parent company balance sheets:

	As of December 31,
	2025	2024
	USD	USD
	(Unaudited)	(Unaudited)
ASSETS
NON-CURRENT ASSETS
Investment in subsidiaries	$4,856,622	$12,638,066
TOTAL ASSETS	$4,856,622	$12,638,066

LIABILITIES AND SHAREHOLDERS’ EQUITY
LIABILITIES	$—	$—

SHAREHOLDERS’ EQUITY
Ordinary shares, $0.001 par value; 450,000,000 shares authorized; 2,076,974 and 1,806,000 shares issued and outstanding as of December 31, 2025 and 2024 *	2,077	1,806
Preferred shares, 50,000,000 shares authorized:
Preferred shares, Series A, $0.001 par value, 200,000 shares authorized, 200,000 and nil issued and outstanding as of December 31, 2025 and 2024	200	—
Preferred shares, Series B, $0.001 par value, 1,000,000 shares authorized, 1,000,000 and nil issued and outstanding as of December 31, 2025 and 2024	1,000	—
Additional paid-in capital	30,157,602	19,586,674
Warrants	16,769	—
Accumulated deficit	(25,073,495)	(6,615,820)
Accumulated other comprehensive loss	(229,562)	(334,594)
TOTAL SHAREHOLDERS’ EQUITY	4,856,622	12,638,066

TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$4,856,622	$12,638,066

The following is the parent company statements of operations and comprehensive loss:

	For the Years Ended
	December 31,
	2025	2024	2023
	USD	USD	USD
	(Unaudited)	(Unaudited)	(Unaudited)
EQUITY LOSS	$(13,969,798)	$(2,076,775)	$(1,658,203)

NET LOSS	$(13,969,798)	$(2,076,775)	$(1,658,203)

COMPREHENSIVE LOSS
Net loss	$(13,969,798)	$(2,076,775)	$(1,658,203)
Foreign currency translation adjustments	105,032	(74,040)	(214,916)

COMPREHENSIVE LOSS	$(13,864,766)	$(2,150,815)	$(1,873,119)